Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
SEC Schedule Article 12-09 Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three Years Ended December 31, 2011
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:

Balance December 31, 2008	$386
Provision charged to income	145
Doubtful accounts written off (net)	(80)
Balance December 31, 2009	451
Provision charged to income	58
Doubtful accounts written off (net)	(47)
Other adjustments	(14)
Balance December 31, 2010	448
Provision charged to income	88
Doubtful accounts written off (net)	(38)
Other adjustments	(42)
Balance December 31, 2011	$456

Future Income Tax Benefits - Valuation allowance:

Balance December 31, 2008	$698
Additions charged to income tax expense	186
Additions charged to goodwill, due to acquisitions	3
Reductions credited to income tax expense	(16)
Other adjustments	32
Balance December 31, 2009	903
Additions charged to income tax expense	93
Reductions charged to goodwill, due to acquisitions	(3)
Reductions credited to income tax expense	(44)
Other adjustments	(38)
Balance December 31, 2010	911
Additions charged to income tax expense	130
Reductions credited to income tax expense	(27)
Other adjustments	(37)
Balance December 31, 2011	$977